SSgA International Stock Selection Fund

SUMMARY PROSPECTUS—JUNE 24, 2014
CLASS A SSILX	CLASS C SSIOX	CLASS I SSIPX	CLASS K SSIQX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You may find the fund’s prospectus and other information about the fund online at:

http://uat-www-22-new.ssgafunds.com/resources/materials/productLiteratureOverlay.seam

You also may get this information at no cost by calling (800) 997-7327 or by sending an e-mail request to fund_inquiry@ssgafunds.com. The fund’s current prospectus and statement of additional information are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the “Investing in SSgA Fund Shares” section on page 38 of the Fund’s Prospectus.

	Class A	Class C	Class I	Class K
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None [1]	1.00%[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	0%	0%
Other Expenses	0.37%	0.37%	0.37%	0.17%
Total Annual Fund Operating Expenses	1.37%	2.12%	1.12%	0.92%

	Class A	Class C	Class I	Class K
Less Fee Waivers and/or Expense Reimbursements[3]	(0.17)%	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.20%	1.95%	0.95%	0.75%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year

SSgA International Stock Selection Fund

SUMMARY PROSPECTUS—JUNE 24, 2014
CLASS A SSILX	CLASS C SSIOX	CLASS I SSIPX	CLASS K SSIQX

of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$641	$920	$1,220	$2,070
Class C	$298	$648	$1,124	$2,438
Class I	$97	$339	$600	$1,347
Class K	$77	$277	$493	$1,116

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$641	$920	$1,220	$2,070
Class C	$198	$648	$1,124	$2,438
Class I	$97	$339	$600	$1,347
Class K	$77	$277	$493	$1,116

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies in the countries and industries represented in the MSCI EAFE Index, the fund’s benchmark. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs as well as ETFs for cash equitization purposes.

The fund’s adviser employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, valuation, quality, and investor sentiment) to past performance. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a portfolio that is drawn primarily from securities included in the fund’s benchmark index. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in the MSCI EAFE Universe, which is broader than the fund’s benchmark. The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds, including money market funds managed by the fund’s investment adviser, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

SSgA International Stock Selection Fund

SUMMARY PROSPECTUS—JUNE 24, 2014
CLASS A SSILX	CLASS C SSIOX	CLASS I SSIPX	CLASS K SSIQX

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•

Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.

•

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com. Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Class N shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Class N shares. Class A and Class C shares are generally expected to incur higher expenses and Class I and Class K shares are generally expected to incur lower expenses than Class N shares.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 20.47%	September 30, 2011: (22.85)%	September 30, 2013: 15.04%

Average Annual Total Returns

For the Periods Ending December 31, 2012

Class N shares:

SSgA International Stock Selection Fund	1 Year*	5 Years*	10 Years*
Return Before Taxes	16.35%	(5.17)%	8.04%
Return After Taxes on Distributions	15.50%	(5.49)%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares	11.24%	(4.24)%	7.22%
MSCI® EAFE® Net Dividend Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69)%	8.21%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns

SSgA International Stock Selection Fund

SUMMARY PROSPECTUS—JUNE 24, 2014
CLASS A SSILX	CLASS C SSIOX	CLASS I SSIPX	CLASS K SSIQX

after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Adel Daghmouri and Stuart Hall serve as portfolio managers of the fund. They have managed the fund since 2013 and 2010, respectively.

PURCHASE AND SALE OF FUND SHARES

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Class A
To establish an account	$2,000
To add to an existing account	None

Class C
To establish an account	$2,000
To add to an existing account	None

Class I
To establish an account	$1,000,000
To add to an existing account	None

Class K
To establish an account	$10,000,000
To add to an existing account	None

You may redeem Fund shares on any day the Fund is open for business.

By Mail:

State Street Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight:

State Street Funds

30 Dan Road

Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ISSSCLSUMPRO

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